Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Non-current assets	$ 6,399	$ 6,128
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	3,952	3,905
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,575	1,380
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	490	434
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	319	333
Others [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	$ 63	$ 76